Allowance for Loan Losses and Impaired Loans (Credit Risk Profile by Internally Assigned Grades) (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Jul. 01, 2016
Financing Receivable, Recorded Investment [Line Items]
Total of outstanding loans	$ 424,871	$ 411,968	$ 402,652
Construction and Development
Financing Receivable, Recorded Investment [Line Items]
Total of outstanding loans	25,475	26,464
Farmland
Financing Receivable, Recorded Investment [Line Items]
Total of outstanding loans	33,353	33,531
Residential
Financing Receivable, Recorded Investment [Line Items]
Total of outstanding loans	199,120	187,188
Commercial Mortgage
Financing Receivable, Recorded Investment [Line Items]
Total of outstanding loans	125,661	128,515
Commercial & agricultural
Financing Receivable, Recorded Investment [Line Items]
Total of outstanding loans	25,672	26,086
Consumer & Other
Financing Receivable, Recorded Investment [Line Items]
Total of outstanding loans	15,590	10,184
Real Estate Secured | Construction and Development
Financing Receivable, Recorded Investment [Line Items]
Total of outstanding loans	25,475	26,464
Real Estate Secured | Farmland
Financing Receivable, Recorded Investment [Line Items]
Total of outstanding loans	33,353	33,531
Real Estate Secured | Residential
Financing Receivable, Recorded Investment [Line Items]
Total of outstanding loans	199,120	187,188
Real Estate Secured | Commercial Mortgage
Financing Receivable, Recorded Investment [Line Items]
Total of outstanding loans	125,661	128,515
Non-Real Estate Secured | Commercial & agricultural
Financing Receivable, Recorded Investment [Line Items]
Total of outstanding loans	25,672	26,086
Non-Real Estate Secured | Consumer & Other
Financing Receivable, Recorded Investment [Line Items]
Total of outstanding loans	15,590	10,184
Pass
Financing Receivable, Recorded Investment [Line Items]
Total of outstanding loans	375,900	356,799
Pass | Real Estate Secured | Construction and Development
Financing Receivable, Recorded Investment [Line Items]
Total of outstanding loans	24,612	24,659
Pass | Real Estate Secured | Farmland
Financing Receivable, Recorded Investment [Line Items]
Total of outstanding loans	23,935	23,201
Pass | Real Estate Secured | Residential
Financing Receivable, Recorded Investment [Line Items]
Total of outstanding loans	183,543	170,885
Pass | Real Estate Secured | Commercial Mortgage
Financing Receivable, Recorded Investment [Line Items]
Total of outstanding loans	106,102	105,317
Pass | Non-Real Estate Secured | Commercial & agricultural
Financing Receivable, Recorded Investment [Line Items]
Total of outstanding loans	22,446	22,719
Pass | Non-Real Estate Secured | Consumer & Other
Financing Receivable, Recorded Investment [Line Items]
Total of outstanding loans	15,262	10,018
Watch
Financing Receivable, Recorded Investment [Line Items]
Total of outstanding loans	35,687	36,167
Watch | Real Estate Secured | Construction and Development
Financing Receivable, Recorded Investment [Line Items]
Total of outstanding loans	652	902
Watch | Real Estate Secured | Farmland
Financing Receivable, Recorded Investment [Line Items]
Total of outstanding loans	4,895	5,276
Watch | Real Estate Secured | Residential
Financing Receivable, Recorded Investment [Line Items]
Total of outstanding loans	12,464	14,081
Watch | Real Estate Secured | Commercial Mortgage
Financing Receivable, Recorded Investment [Line Items]
Total of outstanding loans	15,291	13,449
Watch | Non-Real Estate Secured | Commercial & agricultural
Financing Receivable, Recorded Investment [Line Items]
Total of outstanding loans	2,057	2,333
Watch | Non-Real Estate Secured | Consumer & Other
Financing Receivable, Recorded Investment [Line Items]
Total of outstanding loans	328	126
Special Mention
Financing Receivable, Recorded Investment [Line Items]
Total of outstanding loans	2,534	3,838
Special Mention | Real Estate Secured | Construction and Development
Financing Receivable, Recorded Investment [Line Items]
Total of outstanding loans	0
Special Mention | Real Estate Secured | Farmland
Financing Receivable, Recorded Investment [Line Items]
Total of outstanding loans	74
Special Mention | Real Estate Secured | Residential
Financing Receivable, Recorded Investment [Line Items]
Total of outstanding loans	200
Special Mention | Real Estate Secured | Commercial Mortgage
Financing Receivable, Recorded Investment [Line Items]
Total of outstanding loans	1,611	3,353
Special Mention | Non-Real Estate Secured | Commercial & agricultural
Financing Receivable, Recorded Investment [Line Items]
Total of outstanding loans	649	485
Special Mention | Non-Real Estate Secured | Consumer & Other
Financing Receivable, Recorded Investment [Line Items]
Total of outstanding loans	0
Substandard
Financing Receivable, Recorded Investment [Line Items]
Total of outstanding loans	10,750	15,164
Substandard | Real Estate Secured | Construction and Development
Financing Receivable, Recorded Investment [Line Items]
Total of outstanding loans	211	903
Substandard | Real Estate Secured | Farmland
Financing Receivable, Recorded Investment [Line Items]
Total of outstanding loans	4,449	5,054
Substandard | Real Estate Secured | Residential
Financing Receivable, Recorded Investment [Line Items]
Total of outstanding loans	2,913	2,222
Substandard | Real Estate Secured | Commercial Mortgage
Financing Receivable, Recorded Investment [Line Items]
Total of outstanding loans	2,657	6,396
Substandard | Non-Real Estate Secured | Commercial & agricultural
Financing Receivable, Recorded Investment [Line Items]
Total of outstanding loans	520	549
Substandard | Non-Real Estate Secured | Consumer & Other
Financing Receivable, Recorded Investment [Line Items]
Total of outstanding loans	$ 0	$ 40